SUPPLEMENT DATED OCTOBER 1, 2003 TO

                        PROSPECTUS DATED MAY 1, 2003 FOR

     FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY

                  NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective October 1, 2003, the Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund has added J.P. Morgan Investment Management Inc. as a sub-adviser. Consequently, the information pertaining to the Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class II in Appendix A is replaced with the following:


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS II

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Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
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Sub-advisers:                                    The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
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Investment Objective:                            Capital appreciation.
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Total Underlying Mutual Fund                     1.36%
Annual Operating Expenses:
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